GENERAL AND ADMINISTRATIVE EXPENSES	9 Months Ended
Sep. 30, 2022
General And Administrative Expenses

17. GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses on the condensed consolidated interim statements of operations consist of the following:

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Salaries and benefits	$321	$326	$1,123	$1,068
Office and miscellaneous	261	92	855	333
Management and consulting fees	110	124	345	411
Investor relations	84	28	234	183
Travel and promotion	29	10	75	29
Professional fees	89	103	501	343
Directors fees	30	43	116	133
Regulatory and compliance fees	36	55	116	133
Depreciation	37	34	104	93
	$997	$815	$3,469	$2,726